Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Beginning Balance	¥ 4,021,965		¥ 3,614,322
Total other comprehensive income (loss)	(124,378)		175,943
Ending Balance	3,978,907		3,841,996
Net unrealized gains (losses) on investment in securities
Beginning Balance	(250,806)		(183,034)
Net unrealized gains (losses)	(51,324)		(96,984)
Reclassification adjustment included in net income, net of tax	(3,432)		(3,428)
Total other comprehensive income (loss)	(54,756)		(100,412)
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(12)		(1)
Ending Balance	(305,550)	[1]	(283,445)	[2]
Impact of changes in policy liability discount rate
Beginning Balance	257,785		164,516
Net unrealized gains (losses)	2,741		110,576
Total other comprehensive income (loss)	2,741		110,576
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	260,526	[1]	275,092	[2]
Debt Valuation Adjustments
Beginning Balance	84		275
Net unrealized gains (losses)	(74)		(114)
Reclassification adjustment included in net income, net of tax	(1)		(9)
Total other comprehensive income (loss)	(75)		(123)
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	9	[1]	152	[2]
Defined benefit pension plans
Beginning Balance	9,670		(3,617)
Net unrealized gains (losses)	(352)		51
Reclassification adjustment included in net income, net of tax	(174)		(140)
Total other comprehensive income (loss)	(526)		(89)
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(1)		0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	9,145	[1]	(3,706)	[2]
Foreign currency translation adjustments
Beginning Balance	324,208		155,912
Net unrealized gains (losses)	(68,723)		158,400
Reclassification adjustment included in net income, net of tax	5,190		5,183
Total other comprehensive income (loss)	(63,533)		163,583
Transaction with noncontrolling interests			11
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(1,153)		5,191
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(157)		163
Ending Balance	261,985	[1]	314,152	[2]
Net unrealized gains (losses) on derivative instruments
Beginning Balance	16,207		22,083
Net unrealized gains (losses)	(13,062)		6,623
Reclassification adjustment included in net income, net of tax	4,833		(4,215)
Total other comprehensive income (loss)	(8,229)		2,408
Transaction with noncontrolling interests			(176)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(5)		(140)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	7,983	[1]	24,455	[2]
AOCI Attributable to Parent
Beginning Balance	357,148		156,135
Total other comprehensive income (loss)	(124,378)		175,943
Transaction with noncontrolling interests			(165)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(1,159)		5,051
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(169)		162
Ending Balance	¥ 234,098	[1]	¥ 326,700	[2]

[1]	As of September 30, 2024, net unrealized gains (losses) on investment in securities contained ¥(39) million (net of tax of ¥15 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
[2]	As of September 30, 2023, net unrealized gains (losses) on investment in securities contained ¥(128) million (net of tax of ¥21 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.